DEBT OBLIGATIONS - Debt Obligations from Discontinued Operations (Details1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Face Amount	$ 3,030,490		$ 2,786,059
Carrying Value	3,017,931		2,781,761
Discontinued Operations
Debt Face Amount	183,000
Carrying Value	182,016
Weighted Average Funding Cost	7.93%	[1]
Weighted Average Maturity (Years)	4 years 8 months 12 days
Face Amount of Floating Rate Debt	183,000
Outstanding Face Amount of Collateral	N/A	[2]
Amortized Cost Basis of Collateral		[2]
Carrying Value of Collateral		[2]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral	N/A	[2]
Aggregate Notional Amount of Current Hedges		[3]
Gatehouse Revolving Credit Facilities | Discontinued Operations
Month Issued	Nov 2013	[4]
Debt Face Amount	25,000	[4]		[4]
Carrying Value	25,000	[4]		[4]
Final Stated Maturity	Nov 2018	[4]
Unhedged Weighted Average Funding Cost - Basis for Variable Rate	LIBOR	[4],[5]
Unhedged Weighted Average Funding Cost - Spread on Basis for Variable Rate	3.25%	[4],[5]
Weighted Average Funding Cost	3.42%	[1],[4]
Weighted Average Maturity (Years)	4 years 10 months 24 days	[4]
Face Amount of Floating Rate Debt	25,000	[4]
Outstanding Face Amount of Collateral	N/A	[2],[4]
Amortized Cost Basis of Collateral		[2],[4]
Carrying Value of Collateral		[2],[4]
Weighted Average Maturity (Years) Of Collateral	N/A	[4]
Floating Rate Face Amount of Collateral	N/A	[2],[4]
Aggregate Notional Amount of Current Hedges		[3],[4]
Gatehouse Term Loan A | Discontinued Operations
Month Issued	Nov 2013	[4]
Debt Face Amount	25,000	[4]		[4]
Carrying Value	25,000	[4]		[4]
Final Stated Maturity	Nov 2018	[4]
Unhedged Weighted Average Funding Cost - Basis for Variable Rate	LIBOR	[4],[6]
Unhedged Weighted Average Funding Cost - Spread on Basis for Variable Rate	4.25%	[4],[6]
Weighted Average Funding Cost	5.00%	[1],[4]
Weighted Average Maturity (Years)	4 years	[4]
Face Amount of Floating Rate Debt	25,000	[4]
Outstanding Face Amount of Collateral	N/A	[2],[4]
Amortized Cost Basis of Collateral		[2],[4]
Carrying Value of Collateral		[2],[4]
Weighted Average Maturity (Years) Of Collateral	N/A	[4]
Floating Rate Face Amount of Collateral	N/A	[2],[4]
Aggregate Notional Amount of Current Hedges		[3],[4]
Gatehouse Term Loan B | Discontinued Operations
Month Issued	Nov 2013	[4]
Debt Face Amount	50,000	[4]		[4]
Carrying Value	50,000	[4]		[4]
Final Stated Maturity	Nov 2018	[4]
Unhedged Weighted Average Funding Cost - Basis for Variable Rate	LIBOR	[4],[6]
Unhedged Weighted Average Funding Cost - Spread on Basis for Variable Rate	8.00%	[4],[6]
Weighted Average Funding Cost	8.75%	[1],[4]
Weighted Average Maturity (Years)	4 years	[4]
Face Amount of Floating Rate Debt	50,000	[4]
Outstanding Face Amount of Collateral	N/A	[2],[4]
Amortized Cost Basis of Collateral		[2],[4]
Carrying Value of Collateral		[2],[4]
Weighted Average Maturity (Years) Of Collateral	N/A	[4]
Floating Rate Face Amount of Collateral	N/A	[2],[4]
Aggregate Notional Amount of Current Hedges		[3],[4]
Gatehouse Second Lien Credit Facility | Discontinued Operations
Month Issued	Nov 2013	[4]
Debt Face Amount	50,000	[4]		[4]
Carrying Value	49,016	[4]		[4]
Final Stated Maturity	Nov 2019	[4]
Unhedged Weighted Average Funding Cost - Basis for Variable Rate	LIBOR	[4],[5]
Unhedged Weighted Average Funding Cost - Spread on Basis for Variable Rate	11.00%	[4],[5]
Weighted Average Funding Cost	11.17%	[1],[4]
Weighted Average Maturity (Years)	5 years 10 months 24 days	[4]
Face Amount of Floating Rate Debt	50,000	[4]
Outstanding Face Amount of Collateral	N/A	[2],[4]
Amortized Cost Basis of Collateral		[2],[4]
Carrying Value of Collateral		[2],[4]
Weighted Average Maturity (Years) Of Collateral	N/A	[4]
Floating Rate Face Amount of Collateral	N/A	[2],[4]
Aggregate Notional Amount of Current Hedges		[3],[4]
Local Media Group Credit Facility | Discontinued Operations
Month Issued	Sep 2013
Debt Face Amount	33,000
Carrying Value	33,000
Final Stated Maturity	Sep 2018
Unhedged Weighted Average Funding Cost - Basis for Variable Rate	LIBOR	[7]
Unhedged Weighted Average Funding Cost - Spread on Basis for Variable Rate	6.50%	[7]
Weighted Average Funding Cost	7.50%	[1]
Weighted Average Maturity (Years)	4 years 3 months 18 days
Face Amount of Floating Rate Debt	33,000
Outstanding Face Amount of Collateral	N/A	[2]
Amortized Cost Basis of Collateral		[2]
Carrying Value of Collateral		[2]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral	N/A	[2]
Aggregate Notional Amount of Current Hedges		[3]

[1]	Including the effect of applicable hedges.
[2]	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash from the senior housing business.
[3]	Including $88.7 million notional amount of interest rate swap in CDO VI, which was an economic hedge not designed as a hedge for accounting purposes.
[4]	These facilities are collateralized by all the assets of the respective businesses.
[5]	Weighted average, including floating and fixed rate classes.
[6]	This financing has a LIBOR floor of 0.75%.
[7]	This financing has a LIBOR floor of 1.0%